Leases (Details) - Schedule of Right of Use Assets and Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Right of Use Assets and Lease Liabilities [Abstract]
Finance lease assets (included in Property and equipment-see Note 4)	$ 519	$ 402
Operating lease right of use assets	3,406	3,128
Finance lease liabilities
Non-current liabilities	251	235
Current liabilities	70	78
Total Finance lease liabilities	321	313
Operating lease liabilities
Non-current liabilities	1,501	1,393
Current liabilities	1,989	1,639
Total operating lease liabilities	$ 3,490	$ 3,032